Schedule of Deferred Taxes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Employee benefits	$ 13,644	$ 13,119
Tax loss and credit carry forwards	4,819	5,170
Uncollectible accounts receivable	206	224
Other - assets	1,050	952
Deferred Tax Assets, Gross, Total	19,719	19,465
Valuation allowances	(2,041)	(2,376)
Deferred tax assets	17,678	17,089
Former MCI intercompany accounts receivable basis difference	1,275	1,435
Depreciation	13,953	13,743
Leasing activity	1,208	1,569
Wireless joint venture including wireless licenses	22,171	21,778
Other - liabilities	1,320	1,233
Deferred tax liabilities	39,927	39,758
Net deferred tax liability	$ 22,249	$ 22,669